Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hardman Johnston International Growth Fund | Hardman Johnston International Growth Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	40.67%	12.28%	4.95%	(23.59%)	2.18%	32.60%	23.67%

[1]	The returns shown in the bar chart are for Institutional Shares. The performance of the Retail Shares will differ due to differences in expenses.